Subsequent Events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

28. Subsequent Events
Financing
On February 9, 2026, the Company completed a bought deal public offering of 18,121,600 common shares of the Company
(the “Common Shares”) at a price of US$3.40 per Common Share for aggregate gross proceeds of $61.6 million. The
Company intends to use the net proceeds to fund pre-production capital expenditures at the DeLamar Project, including procurement work, early works and land purchase.
Ranch Acquisition
On February 17, 2026, the Company completed the acquisition of a strategically located 6,600-acre ranch contiguous with
DeLamar for a purchase price of $12.5 million. The Ranch Acquisition supports the Company’s strategy for de-risked and efficient Project advancement by consolidating land ownership surrounding key infrastructure at DeLamar, while concurrently securing significant permitting, environmental, operational, and community-alignment benefits.